Derivatives and Hedging - Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives [Abstract]
Other comprehensive income before reclassifications	$ 677
Amounts reclassified out of accumulated other comprehensive income	(76) [1]
Other comprehensive income, net	$ 601

[1]	Amounts of gains reclassified from other comprehensive income into profit or loss are recorded in cost of revenue and operating expenses.